Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash and cash equivalents		$ 2,000,732	$ 1,107,480
Accounts receivable, net		6,302,696	2,011,047
Inventories, net		66,331	679,732
Deferred offering costs			1,076,253
Deposits paid to media platforms		482,650	3,717,773
Prepaid expenses and other current assets, net		2,689,581	1,053,687
Short-term loan to third party		410,000
Total current assets		11,951,990	9,645,972
Non-current assets
Property and equipment, net		85,807	158,642
Deferred tax assets			149,129
Right-of-use assets, net		653,730	624,945
Other non-current assets			54,825
Total non-current assets		739,537	987,541
TOTAL ASSETS		12,691,527	10,633,513
Current liabilities
Accounts payable		624,723	1,142,667
Accrued expenses and other current liabilities		236,813	309,986
Short-term debts		32,810
Current portion of long-term debts		428,702	535,226
Contract liabilities		533,625	530,488
Amounts due to related parties		314,544	1,413,604
Lease liabilities - current		231,978	187,214
Convertible bonds		964,865
Income tax payable		1,017,619	581,235
Total current liabilities		4,385,679	4,700,420
Non-current liabilities
Long-term debts		839,560	1,996,326
Lease liabilities - noncurrent		441,504	439,854
Total non-current liabilities		1,281,064	2,436,180
Total liabilities		5,666,743	7,136,600
Commitments and contingencies
Shareholders’ equity
Ordinary shares (par value of US$0.00025 per share; 200,000,000 ordinary shares authorized, 21,500,000 and 20,000,000 ordinary shares issued and outstanding as of September 30, 2024 and 2023, respectively) *	[1]	5,375	5,000
Additional paid in capital		5,591,596	1,549,913
Statutory reserve		11,348	11,348
Retained earnings		1,613,217	2,052,553
Accumulated other comprehensive loss		(196,752)	(121,901)
Total shareholders’ equity		7,024,784	3,496,913
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 12,691,527	$ 10,633,513

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16)